Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Components of property, plant and equipment
Property, plant and equipment, gross	$ 613,029	$ 486,624
Less accumulated depreciation	(293,145)	(232,893)
Property plant and equipment net excluding land	319,884	253,731
Property, plant and equipment, net	352,221	280,022
Property Plant And Equipment (Textuals) [Abstract]
Depreciation expense	54,060	50,602	46,572
Land Improvements [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	10 years
Property, plant and equipment, gross	2,382	2,188
Building and Building Improvements [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	162,775	133,822
Building and Building Improvements [Member] | Minimum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	10 years
Building and Building Improvements [Member] | Maximum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	30 years
Machinery and production equipment [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	229,927	189,061
Machinery and production equipment [Member] | Minimum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	4 years
Machinery and production equipment [Member] | Maximum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	10 years
Assets Held under Capital Leases [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	13,513	0
Computer software and equipment [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	112,815	91,766
Computer software and equipment [Member] | Minimum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	3 years
Computer software and equipment [Member] | Maximum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	5 years
Furniture, fixtures and office equipment [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	21,780	19,832
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	5 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Components of property, plant and equipment
Property, plant and equipment, useful life (years)	7 years
Leasehold Improvements [Member]
Components of property, plant and equipment
Property, plant and equipment, estimated useful lives (years)	Shorter of lease term or expected life of the asset
Property, plant and equipment, gross	28,327	15,624
Construction in Progress [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	41,510	34,331
Land [Member]
Components of property, plant and equipment
Property, plant and equipment, gross	$ 32,337	$ 26,291